Offerings - Offering: 1	Nov. 24, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	9,083,334
Proposed Maximum Offering Price per Unit	2.30
Maximum Aggregate Offering Price	$ 20,891,668.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,885.14
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share, of Conexeu Sciences Inc. that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration. Estimated in accordance with Rule 457(a) of the Securities Act solely for the purpose of computing the amount of the registration fee. The offering price for the shares of common stock is calculated on the basis of our most recent private placement of shares of common stock at $2.30 per share in November 2025. Comprised of (i) 4,916,667 shares of common stock that may be sold by all but one of the selling securityholders named herein, and (ii) 4,166,667 shares of common stock that may be sold by all but one of selling securityholders named herein upon the exercise of the Warrants (as defined herein).